SCHEDULE OF SALES TO CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Revenues from sales	$ 66	$ 44	$ 210	$ 263
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from sales			171	143
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from sales				110
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from sales			31
Customers [Member]
Revenue, Major Customer [Line Items]
Revenues from sales			$ 202	$ 253